/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
12/12
Shares of
Beneficial Interest
100000
6.125
6.70

Merrill Lynch
12/28
Shares of Beneficial Interest
60000
6.1875
6.80
Merrill Lynch





















































































Total Shares Repurchased: 160,000
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer